SOFTWARE DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Schedule of software development costs

	December 31,	December 31,
	2023	2022
Software Development	$721,309	$341,784
Construction in Progress	148,371	—
Accumulated amortization	(216,842)	(76,576)
Software Development, net	$652,838	$265,208

Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Schedule of estimated future amortization expense of software

2024	$269,893
2025	252,341
2026	130,604
$652,838